DEBENTURES	12 Months Ended
Dec. 31, 2023
DEBENTURES.
DEBENTURES

NOTE 16 — DEBENTURES

	General	Quantity as of December 31, 2023
Issuance	Meeting	Issued	Held in treasury	Maturity	2023	2022
14th	August 26, 2014	20,000	20,000	August 30, 2024	—	—
16th - A	April 25, 2019	—		May 6, 2023	—	612,159
16th - B	April 25, 2019	800,000		May 6, 2026	813,633	815,614
Total Consolidated					813,633	1,427,773

Current					14,421	628,886
Non-current					799,212	798,887

The amortization schedules of long-term are as follows:

	2023	2022
2026	799,212	798,887
	799,212	798,887

The debentures are denominated in Brazilian Reais, nonconvertible, and pay variable interest as a percentage of the CDI – Interbank Deposit Certificate.

The average interest rate was 13.21% for the year ended on December 31, 2023 (12.50% for the year ended on December 31, 2022).

In May 2023, the Company settled the amount of R$ 600 million related to the 16th - A issuance of debentures, according to the maturity schedule of the operation.